SHARES AUTHORIZED AND TRANSACTION (Details) (USD $)	Dec. 31, 2013	Nov. 15, 2013	Mar. 31, 2013	Oct. 04, 2011	Jun. 23, 2011
SHARES AUTHORIZED AND REVERSE ACQUISITION TRANSACTION
Common shares authorized to issue		100,000,000	100,000,000
Common shares authorized to issue par value		$ 0.001	$ 0.001
Common shares authorized shares after amendment to the Articles of Incorporations to increase the authorized number of shares to	250,000,000	250,000,000
Common shares issued and outstanding					79,800,000
Shares surrendered for cancellation					33,000,000
Common shares issued for acquisition of 100% of issued and outstanding.			12,000,000		12,000,000
Common shares held in escrow.			6,000,000		6,000,000
Another shares surrendered				3,000,000
Debiting common stock at par				$ 3,000
Common shares sold to one investor				400,000
Common stock price				$ 0.25
Common stock value				$ 100,000